Intangible Assets - Schedule of Composition and Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition and Movement [Line Items]
Balance	$ 3,816
Reclassification to discontinued operations	(3,436)
Impairment loss	(223)
Derecognition upon receipt of consideration (Biossil sublicense)	(157)
Balance		3,816
hCDR1 [Member]
Schedule of Composition and Movement [Line Items]
Balance	380
Reclassification to discontinued operations
Impairment loss	(223)
Derecognition upon receipt of consideration (Biossil sublicense)	(157)
Balance		380
Technology [Member]
Schedule of Composition and Movement [Line Items]
Balance	2,374
Reclassification to discontinued operations	(2,374)
Balance		2,374
Customer List [Member]
Schedule of Composition and Movement [Line Items]
Balance	280
Reclassification to discontinued operations	(280)
Balance		280
Brand [Member]
Schedule of Composition and Movement [Line Items]
Balance	782
Reclassification to discontinued operations	(782)
Balance		$ 782